Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
Note 18 -        TAXES ON INCOME

A.	APPLICABLE TAX LAWS

(1)	Israeli Corporate Income Tax Rates

Corporate tax rates in Israel were 25% in 2010, 24% in 2011 and 25% in 2012.

In December 2011 the Knesset passed the Law for the Tax Burden Reform (Amended Legislation) – 2011 ("the Tax Burden Reform"), which came into effect on January 1, 2012. Pursuant to the Tax Burden Reform, the corporate tax rate is scheduled to remain at a rate of 25% for future tax years. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The net effect of the Tax Burden Reform on the deferred tax balances of the Company was recognized in the period of enactment (fourth quarter of 2011). The implementation of the Tax Burden Reform by the Company and its Israeli subsidiaries did not have a material effect on the Company's 2011 results.

(2)	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

Elbit Systems and most of its subsidiaries in Israel are "Industrial Companies", as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, these companies are entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

(3)	Tax benefits under Israel's Law for the Encouragement of Capital Investments, 1959:

Elbit Systems' and certain of its Israeli subsidiaries' ("the companies") operations have been granted "Approved Enterprise" status under Israel's Law for the Encouragement of Capital Investments, 1959 (the "Law"). Accordingly, certain income of the companies derived from the "Approved Enterprise" programs is tax exempt for two-years and subject to reduced tax rates of 25% for a five-year to eight-year period or tax exempt for a ten-year period, commencing in the first year in which the companies had taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

An Amendment to the Law from 2005 defines the "Privileged Enterprise" status rather than the previous terminology of "Approved Enterprise" and limits the scope of enterprises which may qualify for "Privileged Enterprise" status by setting criteria such as that at least 25% of the Privileged Enterprise program's income be derived from exports. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require an Investment Center approval in order to qualify for tax benefits. Similar criteria have been set for the "Preferred Enterprise" status which was added in an Amendment to the Law in 2011.  Companies are not required to receive an Investment Center approval in order to qualify for the tax benefits under the Preferred Enterprise status, however, companies which are under an Approved Enterprise or Privileged Enterprise program must waive their former benefits to elect the Preferred Enterprise benefits.

Tax-exempt income generated by the Company and certain of its Israeli subsidiaries' Approved Enterprises will be subject to tax upon dividend distribution, tax-exempt income generated by the Company and certain of its Israeli subsidiaries' Privileged Enterprise programs will be subject to tax upon dividend distribution or complete liquidation. Income generated under a Preferred Enterprise is not subject to additional taxation upon distribution or complete liquidation.

The entitlement to the above benefits is subject to the companies' fulfilling the conditions specified in the Law, regulations promulgated thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the companies may be required to refund the amount of the benefits, in whole or in part, including interest (see Note 18(A)(3)). As of December 31, 2012, the Company's management believes that the Company and its Israeli subsidiaries have met all conditions of the Law and letters of approval.

As of December 31, 2012, the tax benefits for the Company's Approved Enterprise and Privileged Enterprise existing programs will expire within the period of 2015 to 2021.

As of December 31, 2012, retained earnings of the Company included approximately $694,342 in tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises". If the retained tax-exempt income is distributed, with respect to the "Approved Enterprises" and the "Privileged Enterprises", it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits track (currently – 25%), and an income tax liability would be incurred of approximately $173,585 as of December 31, 2012.

The companies' boards of directors have decided that their policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on exempt income attributable to the companies' "Approved Enterprises" and "Privileged Enterprise", as such retained earnings are essentially permanent in duration.

In Israel, income from sources other than the "Approved Enterprise" and "Privileged Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

Since the Company and its Israeli subsidiaries are operating under more than one approval, and since part of their taxable income is not entitled to tax benefits under the Law and is taxed at the regular tax rates, the effective tax rate is the result of a weighted combination of the various applicable rates and tax exemptions, and the computation is made for income derived from each approval on the basis of formulas specified in the law and in the approvals.

In January 2011, the Knesset enacted a reform to the Law, effective January 2011. According to the reform a flat rate tax would apply to companies eligible for the "Preferred Enterprise" status. In order to be eligible for a Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise).

Israeli companies which currently benefit from an Approved or Privileged Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Privileged Enterprise status.

Benefits granted to a Preferred Enterprise include reduced and gradually decreasing tax rates. In peripheral regions (Development Area A) the reduced tax rate will be 10% in 2012, 7% in 2013 and 2014 and 6% starting from 2015. In other regions the tax rate will be 15% and 2012, 12.5% in 2013 and 2014 and 12% starting from 2015. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates). A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company. A company electing to waive its Privileged Enterprise or Approved Enterprise status through June 30, 2015 may distribute "Approved Income" or "Privileged Income" subject to 15% withholding tax for Israeli resident individuals and non-Israeli residents (subject to applicable treaty rates) and exempt from withholding tax for an Israeli-resident company. Nonetheless, a distribution from income exempt under Privileged Enterprise and Approved Enterprise programs will subject the exempt income to tax at the reduced corporate income tax rates pertaining to the Privileged Enterprise and Approved Enterprise programs upon distribution, or complete liquidation in the case of a Privileged Enterprise's exempt income.

In November 2012, the Knesset passed Amendment No. 69 to the Investment Law (the "Trapped Earnings Law") which provides a temporary, partial, relief from taxation on a distribution from exempt income for companies which elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a certain period of time. The applicable rate is based on a linear formula involving the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Investment Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Investment Law.

In addition to the reduced tax rate, a distribution of Elected Earnings would be subject to a 15% withholding tax. The Trapped Earnings Law provides an exemption from the 15% withholding tax for a distribution to an Israeli resident company for companies which have elected the Privileged Enterprise status and waived their Approved Enterprise and privileged Enterprise Status through June 2015.

The Company is currently evaluating the implications of an election under the Trapped Earnings Law on the Company and its Israeli subsidiaries.
B.	NON – ISRAELI SUBSIDIARIES

Non-Israeli subsidiaries are taxed based on tax laws in their countries of residence.

C.	INCOME FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME

	Year ended December 31,
	2012	2011	2010
Income before taxes on income:
Domestic	$159,330	$95,226	$160,749
Foreign	17,712	8,778	38,612
	$177,042	$104,004	$199,361

D.	TAXES ON INCOME FROM CONTINUING OPERATIONS

	Year ended December 31,
	2012	2011	2010
Current taxes:
Domestic	$12,957	$13,896	$26,842
Foreign	6,454	1,328	16,616
	19,411	15,224	43,458
Adjustment for previous years:
Domestic	(4,898)	2,009	(3,889)
Foreign	(633)	(2,308)	1,885
	(5,531)	(299)	(2,004)
Deferred income taxes:
Domestic	6,686	(2,861)	(10,303)
Foreign	(3,467)	1,560	(7,114)
	3,219	(1,301)	(17,417)
Total taxes on income from continuing operation	$17,099	$13,624	$24,037

Total:
Domestic	$14,745	$13,044	$12,650
Foreign	2,354	580	11,387
Total taxes on income from continuing operation	$17,099	$13,624	$24,037

E.	UNCERTAIN TAX POSITIONS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
Balance at the beginning of the year	$53,183	$48,791
Additions related to interest and currency transaction	3,695	405
Additions based on tax positions taken during a prior period	5,925	5,336
Reduction related to tax positions taken during a prior period	(8,660)	(3,746)
Reductions related to settlement of tax matters	(117)	(4,684)
Additions based on tax positions taken during the current period	5,998	8,305
Reduction related to a lapse of applicable statute of limitation	(7,426)	(1,224)
Balance at the end of the year	$52,599	$53,183

At December 31, 2012 and 2011, the Company had a liability for unrecognized tax benefits of $52,599 and $53,183, respectively, including an accrual of $8,449 and $5,916 for the payment of related interest and penalties, respectively. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.

During 2011 and 2010, the Company settled certain income tax matters in Israel and the United States covering multiple years. As a result of the settlement of the tax matters, the Company recorded a reduction in "other income tax liabilities" of $4,684 and $1,508, respectively, related to settlement of tax matters of which income of $0 and $800, respectively, were recorded in the statements of income in "taxes on income."

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities.

During 2012, Elbit Systems and its subsidiaries were subject to examination by various tax authorities in jurisdictions such as Israel, the United States and various countries in Europe.

As a result of ongoing examinations, tax proceedings in certain countries, and additions to unrecognized tax benefits for positions taken and interest and penalties, if any, arising in 2012, it is not possible to estimate the potential net increase or decrease to the Company's unrecognized tax benefits during the next twelve months.

F.	DEFERRED INCOME TAXES

Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2012
Deferred tax assets:
Reserves and allowances	$41,190	$10,451	$30,739
Inventory allowances	6,345	6,345	-
Property, plant and equipment	7,414	1,317	6,097
Other assets	17,819	6,899	10,920
Net operating loss carry-forwards	18,989	7,399	11,590
	91,757	32,411	56,346
Valuation allowance	(3,527)	(610)	(2,917)
Net deferred tax assets	88,230	31,801	56,429
Deferred tax liabilities:
Intangible assets	(33,064)	-	(33,064)
Property, plant and equipment	(18,882)	(18)	(18,864)
Reserves and allowances	(4,134)	(461)	(3,673)
	(56,080)	(479)	(55,601)
Net deferred tax assets	$32,150	$31,322	$828
As of December 31, 2011
Deferred tax assets:
Reserves and allowances	$45,069	$15,939	$29,130
Inventory allowances	6,328	6,328	-
Property, plant and equipment	4,134	1,087	3,047
Other	22,415	10,242	12,173
Net operating loss carry-forwards	20,881	1,667	19,214
	98,827	35,263	65,564
Valuation allowance	(1,302)	-	(1,302)
Net deferred tax assets	97,525	35,263	63,564
Deferred tax liabilities:
Intangible assets	(40,386)	-	(40,386)
Property, plant and equipment	(17,737)	-	(17,737)
Reserves and allowances	-	-	-
	(58,123)	-	(58,123)
Net deferred tax assets	$39,402	$35,263	$4,139

The deferred taxes, net are reflected in the balance sheet as follows:

	December 31,
	2012	2011
Current deferred income tax assets (Note 4)	$31,801	$35,263
Current deferred income tax liabilities (Note 13)	$479	$-
Non-current deferred income tax assets	$31,465	$36,130
Non-current deferred income tax liabilities	$30,639	$31,991

G.
As of December 31, 2012, Elbit Systems' Israeli subsidiaries had estimated total available carry-forward tax losses of approximately $163,812 and its non-Israeli subsidiaries had estimated available carry-forward tax losses of approximately $43,526.

H.	Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2012	2011	2010
Income before taxes as reported in the consolidated statements of income	$177,042	$104,004	$199,361
Statutory tax rate	25%	24%	25%
Theoretical tax expense	$44,261	$24,961	$49,840
Tax benefit arising from reduced rate as an "Approved and
Privileged Enterprise" and other tax benefits (*)	(26,098)	(11,451)	(20,528)
Tax adjustment in respect of different tax rates for Foreign subsidiaries	5,469	2,721	5,382
Changes in carry-forward losses and valuation Allowances	1,643	(125)	(8,006)
Increase in taxes resulting from non-deductible expenses	1,426	1,105	3,020
Difference in basis of measurement for financial reporting and tax return purposes	(3,240)	(2,375)	(3,370)
Taxes in respect of prior years	(5,531)	(299)	(2,004)
Other differences, net	(831)	(913)	(237)
Actual tax expenses	$17,099	$13,624	$24,037
Effective tax rate	9.66%	13.10%	12.06%

(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises

Basic	$0.62	$0.27	$0.48
Diluted	$0.62	$0.27	$0.47

   I. Final tax assessments have been received by the Company up to and including the tax year ended December 31, 2005 and by certain subsidiaries, for the years 2004 - 2007.